Organization and Principal Activities (Details) - Schedule of Cashflow - VIE and subsidiaries [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	¥ 143,170	¥ (69,616)	¥ (123,000)
Net cash used in investing activities	(686)	(1,025)	(895)
Net cash generated from/(used in) financing activities	(71,048)	24,823	152,096
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		1,074
Net increase/(decrease) in cash and cash equivalents	71,436	(44,744)	28,201
Net cash generated from/(used in) transactions with intra-Group companies [Member]
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	35,000	17,200	24,000
Net cash generated from/(used in) financing activities	(63,485)	34,823	214,109
Net cash used in transactions with external parties [Member]
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	108,170	(86,816)	(147,000)
Net cash used in investing activities	(686)	(1,025)	(895)
Net cash used in transactions with related parties [Member]
Cash flows from operating activities:
Net cash generated from/(used in) financing activities			(21,328)
Net cash used in transactions with third-parties [Member]
Cash flows from operating activities:
Net cash generated from/(used in) financing activities	¥ (7,563)	¥ (10,000)	¥ (40,685)